Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity Deficiency - USD ($) $ in Thousands	Share capital	Premium	Adjustments arising from translating financial operation	Share-based payment reserve	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 3		$ (36)		$ (4,608)	$ (4,641)
Changes during the period:
Net loss					(4,348)	(4,348)
Other comprehensive loss			(15)			(15)
Total comprehensive loss			(15)		(4,348)	(4,363)
Share base compensation				1,299		1,299
Balance at Jun. 30, 2020	3		(51)	1,299	(8,956)	(7,705)
Balance at Dec. 31, 2020	304	$ 7,749	(635)	2,714	(11,836)	(1,704)
Changes during the period:
Net loss					(8,290)	(8,290)
Other comprehensive loss			(33)			(33)
Total comprehensive loss			(33)		(8,290)	(8,323)
Per value cancellation	(304)	304
Options exercise		38		(38)
Share base compensation				462		462
Balance at Jun. 30, 2021		$ 8,091	$ (668)	$ 3,138	$ (20,126)	$ (9,565)